Financial Risk Management Activities Continued (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	$ 1	$ 335
Derivative Liabilities	(176)	(2,701)
Derivative Assets Liabilities At Fair Value Net	(175)	(2,366)
Maturing Within One Year [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	1	330
Derivative Liabilities	0	(2,525)
Derivative Assets Liabilities At Fair Value Net	1	(2,195)
Maturing Between One And Two Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	5
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	5
Maturing Between Two And Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	176	(175)
Derivative Assets Liabilities At Fair Value Net	(176)	(175)
Maturing After Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	(1)
Derivative Assets Liabilities At Fair Value Net	$ 0	$ (1)